Revenue and other income - Narrative (Details) € in Thousands, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers
Trade receivables		€ 3,121		€ 905
Revenues		6,163	€ 0
Current contract liabilities		24,381		18,100			€ 16,500
Non-current contract liabilities		7,411		0
Research tax credit		2,334	1,604	€ 1,600
Subsidies		36	202
Bpifrance “PGE”
Disclosure of disaggregation of revenue from contracts with customers
Subsidies		36	150
Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues		3,787	0
Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues		2,376	0
Janssen Pharmaceutica NV
Disclosure of disaggregation of revenue from contracts with customers
Collaboration agreement, upfront payment license fee | $	$ 30,000
Trade receivables		1,600				$ 20,000
Contract liabilities		13,700			$ 14,800
Current contract liabilities		6,300
Non-current contract liabilities		7,400
Proceeds receivable due to milestone completion | $					$ 20,000	$ 20,000
Supply services		500	1,300
Janssen Pharmaceutica NV | Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues		2,700
Janssen Pharmaceutica NV | Technology Transfer
Disclosure of disaggregation of revenue from contracts with customers
Revenues		1,100
Janssen Pharmaceutica NV | Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues		2,400
LianBio, NBTXR3
Disclosure of disaggregation of revenue from contracts with customers
Current contract liabilities		18,100						€ 16,500
Supply services		€ 200	€ 200